S-K 1606, De-SPAC Board Determination	Aug. 22, 2025
De-SPAC, Board Determination Disclosure [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]
A.

In evaluating the transaction with Eagle, the SVII Board consulted with its management, advisors and legal counsel, as well as financial and other consultants, and considered and evaluated several factors. In particular, the SVII Board considered the following positive factors, although not weighted or in any order of significance, in deciding to approve the Transaction:

●	Reasonableness of Consideration. Following a review of the financial data provided to SVII and the due diligence of Eagle’s business conducted by SVII’s management and SVII’s advisors, the SVII Board determined that the aggregate consideration to be paid in the Transaction was reasonable.
●	Transaction Proceeds. Depending on the extent of redemptions by SVII Public Shareholders and on the final amount of the expenses incurred in connection with the Transaction, the Transaction is expected to provide up to approximately $55 million of gross proceeds to Eagle.
●	Due Diligence. The SVII Board reviewed and discussed in detail the results of the due diligence examination of Eagle conducted by SVII’s management team and SVII’s financial and legal advisors, including virtual meetings with the management team and advisors of Eagle regarding Eagle’s business and business plan, operations and prospects, review of material contracts and other material matters, as well general financial, technical, legal, regulatory and accounting due diligence.
●	Business and Financial Condition. The SVII Board reviewed factors such as Eagle’s historical financial results, outlook and business and financial plans.
●	Post-Closing Economic Interest in New Eagle. If the Transaction is consummated, SVII shareholders (other than SVII shareholders that sought redemption of their SVII Class A Ordinary Shares) would have a meaningful economic interest in New Eagle and, as a result, would have a continuing opportunity to benefit from the success of New Eagle upon the Closing.
●	Experienced Management Team. The SVII Board believes that Eagle has a strong management team and that the senior management of Eagle, led by Mark Mukhija, P. Eng, intends to remain with Eagle in the capacity of officers or directors, which is expected to provide important continuity in advancing Eagle’s strategic and growth goals.
●	Commitment of Eagle’s Owners. The SVII Board considered the fact that Eagle’s Chief Executive Officer and the majority shareholders of Eagle, Fortuna Investments, are not selling any of their current shareholdings of Eagle in connection with the Transaction, and as such, will continue to own more than a majority of the share of New Eagle Common Stock on a pro forma basis, which the SVII Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of New Eagle going forward.
●	Terms of the Merger Agreement and the Related Agreements. The SVII Board considered the terms and conditions of the Merger Agreement and the related agreements and the transactions contemplated thereby, including the Redomicile and the Merger, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions as well as the strong commitment by both Eagle and SVII to complete the Transaction.
●	Post-Transaction Corporate Governance. The fact that SVII will have certain post-closing corporate governance rights in New Eagle, including the right to nominate one director to the New Eagle Board, as further described in “Management of New Eagle Following the Transaction.”
●	Negotiated Transaction. The financial and other terms of the Merger Agreement and the fact that such terms and conditions were the product of arm’s length negotiations between SVII and Eagle.
●	Industry Growth Prospects. Eagle operates in the nuclear industry, which the SVII Board believes is an attractive industry with strong growth prospects.
●	Strong Bipartisan Political Support for Nuclear Energy. The SVII Board considered that support for nuclear and advanced nuclear solutions currently reflects a growing consensus among policymakers, investors, and industry leaders that these technologies are essential to achieving long-term decarbonization and energy security goals.
●	Multiple Avenues to Accelerate Organic Growth Opportunities. The SVII Board considered that Eagle benefits from multiple opportunities to drive organic growth. Eagle’s value-creation strategies are focused on two distinct opportunities in the nuclear value chain as well as a range of existing and emerging applications critical to energy transition mandates both domestically and internationally.

The SVII Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Transaction, including, but not limited to, the following:

●	Macroeconomic Risks. The risk that the future financial performance of New Eagle may not meet the SVII Board’s expectations due to factors in New Eagle’s control or out of its control.
●	Benefits May Not Be Achieved. The risk that the potential benefits of the Transaction may not be fully achieved or may not be achieved within the expected timeframe.
●	Regulatory Risks. The risk of changes in Eagle’s regulatory environment, including changes to nuclear regulation or laws.
●	Timeline Risks. The risk that Eagle’s proposed timelines for any necessary approvals related to its operations may be delayed.
●	Technology Risks. The risk that the development of Eagle’s SMR technology, and the surrounding pricing environment, may diverge from expectations.
●	Nuclear Risks. The risk that nuclear accidents, even if wholly unrelated to Eagle’s business, may alter the prevailing industry and political tailwinds with respect to nuclear adoptions.
●	Redemption Risk. The potential that a significant number of SVII’s shareholders elect to redeem their shares prior to the consummation of the Transaction and pursuant to the SVII Articles.
●	Execution Risk. The potential risks and costs to SVII if the Transaction is not completed.
●	Exclusivity. The fact that the Merger Agreement includes exclusivity provisions that prohibit SVII from soliciting other business combination proposals, as further discussed above in “— The Merger Agreement — Covenants — Covenants of SVII.”
●	Shareholder Vote. The risk that SVII’s shareholders may fail to provide the votes necessary to approve and effect the Transaction.
●	Closing Conditions. The completion of the Transaction is conditioned on the satisfaction of certain closing conditions that are not within SVII’s control.
●	Listing Risks. The challenges associated with preparing Eagle, a privately held entity, for the applicable disclosure, controls and listing requirements to which Eagle will be subject as a publicly traded company on Nasdaq.
●	Litigation. The possibility of litigation challenging the Transaction or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Transaction.
●	Fees and Expenses. The expected fees and expenses associated with the Transaction, some of which would be payable regardless of whether the Transaction is ultimately consummated.
●	SVII Shareholders Receiving a Minority Position in New Eagle. The fact that current SVII shareholders will hold a minority interest in New Eagle, which will limit or preclude the ability of SVII’s current shareholders to influence corporate matters, including any future potential change in control or other material transaction.
●	Other Risks. Various other risks associated with the Transaction, the business of SVII and the business of Eagle described under the section entitled “Risk Factors.”

De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination, Target Company Valuation Considered [Text Block]	In reaching its conclusion that the Transaction meets the 80% asset test, the SVII Board considered an enterprise value of Eagle of approximately $289 million.
De-SPAC, Board Determination, Terms of Financing Materially Related Considered [Text Block]	In connection with the Transaction, SVII and Eagle entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) with SVII’s sponsor, Spring Valley Acquisition Sponsor II, LLC (the “Sponsor”), pursuant to which the Sponsor has agreed, among other things, (i) to the conversion of $1,500,000 in loans (the “Contributions”) from the Sponsor to warrants of New Eagle, at a price of $1.00 per warrant
De-SPAC, Board Determination, Unaffiliated Party Documents Considered [Text Block]	The SVII Board did not obtain a third-party valuation or fairness opinion in determining whether or not to proceed with the Transaction because it relied on the financial skills and background of its officers and directors.
De-SPAC, Board Determination, Dilution Considered [Text Block]	The fact that current SVII shareholders will hold a minority interest in New Eagle, which will limit or preclude the ability of SVII’s current shareholders to influence corporate matters, including any future potential change in control or other material transaction.
De-SPAC, Board Determination, Other Factors Considered [Text Block]

The SVII Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Transaction, including, but not limited to, the following:

●	Macroeconomic Risks. The risk that the future financial performance of New Eagle may not meet the SVII Board’s expectations due to factors in New Eagle’s control or out of its control.
●	Benefits May Not Be Achieved. The risk that the potential benefits of the Transaction may not be fully achieved or may not be achieved within the expected timeframe.
●	Regulatory Risks. The risk of changes in Eagle’s regulatory environment, including changes to nuclear regulation or laws.
●	Timeline Risks. The risk that Eagle’s proposed timelines for any necessary approvals related to its operations may be delayed.
●	Technology Risks. The risk that the development of Eagle’s SMR technology, and the surrounding pricing environment, may diverge from expectations.
●	Nuclear Risks. The risk that nuclear accidents, even if wholly unrelated to Eagle’s business, may alter the prevailing industry and political tailwinds with respect to nuclear adoptions.
●	Redemption Risk. The potential that a significant number of SVII’s shareholders elect to redeem their shares prior to the consummation of the Transaction and pursuant to the SVII Articles.
●	Execution Risk. The potential risks and costs to SVII if the Transaction is not completed.
●	Exclusivity. The fact that the Merger Agreement includes exclusivity provisions that prohibit SVII from soliciting other business combination proposals, as further discussed above in “— The Merger Agreement — Covenants — Covenants of SVII.”
●	Shareholder Vote. The risk that SVII’s shareholders may fail to provide the votes necessary to approve and effect the Transaction.
●	Closing Conditions. The completion of the Transaction is conditioned on the satisfaction of certain closing conditions that are not within SVII’s control.
●	Listing Risks. The challenges associated with preparing Eagle, a privately held entity, for the applicable disclosure, controls and listing requirements to which Eagle will be subject as a publicly traded company on Nasdaq.
●	Litigation. The possibility of litigation challenging the Transaction or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Transaction.
●	Fees and Expenses. The expected fees and expenses associated with the Transaction, some of which would be payable regardless of whether the Transaction is ultimately consummated.
●	SVII Shareholders Receiving a Minority Position in New Eagle. The fact that current SVII shareholders will hold a minority interest in New Eagle, which will limit or preclude the ability of SVII’s current shareholders to influence corporate matters, including any future potential change in control or other material transaction.
●	Other Risks. Various other risks associated with the Transaction, the business of SVII and the business of Eagle described under the section entitled “Risk Factors.”

De-SPAC, Board Determination, Unaffiliated Representative [Line Items]
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Negotiate Terms of the de-SPAC Transaction [Flag]	false
Majority of Nonemployee Directors Retained an Unaffiliated Representative to Prepare a Report Concerning the de-SPAC Transaction [Flag]	false